UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2007

Item 1. Reports to Stockholders.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Semiannual Report
October 31, 2007

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government and agency obligations—5.90%

Federal Home Loan Bank
4.500%, due 11/05/08	$107,000,000	$107,000,000

5.093%, due 01/10/08(1)	50,000,000	49,990,350

5.100%, due 11/15/07(2)	100,000,000	99,801,667

5.438%, due 11/18/07(1)	220,000,000	220,000,000

Federal Home Loan Mortgage Corp.
5.071%, due 12/30/07(1)	60,000,000	59,964,958

5.375%, due 08/13/08	110,000,000	110,000,000

Total US government and agency obligations (cost—$646,756,975)		646,756,975

Bank notes—1.60%

Banking-US—1.60%
Bank of America N.A.
5.330%, due 12/17/07	75,000,000	75,000,000

US Bank N.A.
4.763%, due 11/30/07(1)	100,000,000	100,000,573

Total bank notes (cost—$175,000,573)		175,000,573

Time deposits—1.98%

Banking-non-US—1.98%
Societe Generale, Cayman Islands
4.500%, due 11/01/07 (cost—$217,000,000)	217,000,000	217,000,000

Certificates of deposit—14.36%

Banking-non-US—12.04%
Bank of Scotland PLC
5.400%, due 06/11/08	90,000,000	90,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
5.060%, due 01/23/08	105,000,000	105,000,000

5.440%, due 03/14/08	100,000,000	100,000,000

Barclays Bank PLC
5.360%, due 01/18/08	80,000,000	80,000,000

Calyon N.A., Inc.
4.545%, due 12/31/07(1)	45,000,000	44,996,360

4.750%, due 02/28/08	100,000,000	100,000,000

Deutsche Bank AG
5.360%, due 02/14/08	90,000,000	90,000,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Dexia Credit Local
4.769%, due 11/28/07(1)	$100,000,000	$99,989,857

Fortis Bank NV-SA
5.300%, due 01/11/08	50,000,000	50,000,000

Lloyds TSB Bank PLC
4.850%, due 01/25/08	150,000,000	150,000,000

Norinchukin Bank Ltd.
5.350%, due 01/28/08	75,000,000	75,000,000

5.370%, due 01/09/08	75,000,000	75,000,000

Royal Bank of Scotland
4.950%, due 01/25/08	56,900,000	56,919,823

5.440%, due 03/11/08	75,000,000	75,000,000

Svenska Handelsbanken
5.000%, due 10/09/08	128,000,000	128,000,000

		1,319,906,040

Banking-US—2.32%
State Street Bank & Trust Co.
5.540%, due 02/04/08	104,000,000	104,000,000

Washington Mutual Bank
4.880%, due 11/15/07	150,000,000	150,000,000

		254,000,000

Total certificates of deposit (cost—$1,573,906,040)		1,573,906,040

Commercial paper(2)—33.75%

Asset backed-banking—1.77%
Atlantis One Funding
5.000%, due 11/02/07	123,600,000	123,582,833

5.190%, due 01/07/08	71,319,000	70,630,118

		194,212,951

Asset backed-miscellaneous—15.62%
Alpine Securitization
4.950%, due 11/09/07	100,000,000	99,890,000

5.060%, due 11/05/07	75,000,000	74,957,833

Amsterdam Funding Corp.
5.130%, due 11/14/07	47,700,000	47,611,636

Atlantic Asset Securitization LLC
4.870%, due 11/05/07	175,646,000	175,550,956

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Barton Capital LLC
4.880%, due 11/06/07	$100,000,000	$99,932,222

5.130%, due 11/05/07	85,200,000	85,151,436

Chariot Funding LLC
5.100%, due 11/07/07	100,000,000	99,915,000

Falcon Asset Securitization Corp.
6.150%, due 12/06/07	78,000,000	77,533,625

Kitty Hawk Funding Corp.
6.000%, due 12/05/07	107,588,000	106,978,335

Old Line Funding Corp.
6.150%, due 12/07/07	78,000,000	77,520,300

Ranger Funding Co. LLC
4.900%, due 11/01/07	190,000,000	190,000,000

Regency Markets No. 1 LLC
5.150%, due 11/08/07	100,000,000	99,899,861

Sheffield Receivables Corp.
4.900%, due 11/08/07	99,000,000	98,905,675

Thunderbay Funding
4.920%, due 11/21/07	63,888,000	63,713,373

6.150%, due 12/04/07	132,000,000	131,255,850

Variable Funding Capital Corp.
6.000%, due 11/16/07	87,000,000	86,782,500

Yorktown Capital LLC
4.830%, due 11/01/07	95,665,000	95,665,000

		1,711,263,602

Asset backed-securities—4.30%
Clipper Receivables Co. LLC
5.000%, due 11/06/07	71,625,000	71,575,260

5.050%, due 11/05/07	100,000,000	99,943,889

5.140%, due 11/01/07	100,000,000	100,000,000

Grampian Funding LLC
5.210%, due 12/14/07	35,000,000	34,782,193

Scaldis Capital LLC
4.930%, due 11/20/07	100,000,000	99,739,806

5.220%, due 11/15/07	65,000,000	64,868,050

		470,909,198

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Banking-US—9.81%
ABN-AMRO N.A. Finance, Inc.
5.190%, due 12/10/07	$50,000,000	$49,718,875

Barclays US Funding Corp.
5.110%, due 02/15/08	75,000,000	73,871,542

Calyon N.A., Inc.
5.250%, due 11/01/07	100,000,000	100,000,000

Danske Corp.
5.050%, due 01/14/08	100,000,000	98,961,945

5.120%, due 02/20/08	40,000,000	39,368,533

Dexia Delaware LLC
5.000%, due 12/04/07	100,000,000	99,541,667

ING (US) Funding LLC
5.160%, due 11/05/07	50,000,000	49,971,333

5.380%, due 12/13/07	97,000,000	96,391,163

Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	156,250,000	152,728,125

National Australia Funding (DE), Inc.
5.020%, due 11/06/07	157,100,000	156,990,467

Nordea N.A., Inc.
5.000%, due 01/14/08	93,855,000	92,890,379

Societe Generale N.A., Inc.
4.745%, due 01/28/08	65,000,000	64,246,072

		1,074,680,101

Brokerage—0.37%
Morgan Stanley
4.860%, due 11/01/07(1)	40,000,000	40,000,000

Finance-noncaptive diversified—1.38%
General Electric Capital Corp.
4.750%, due 06/26/08	100,000,000	96,859,722

5.140%, due 12/03/07	55,000,000	54,748,711

		151,608,433

Insurance-multiline—0.50%
Swiss RE Financial Products
4.800%, due 11/01/07	55,000,000	55,000,000

Total commercial paper (cost—$3,697,674,285)		3,697,674,285

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US master notes—6.07%

Brokerage—6.07%
Banc of America Securities LLC
5.008%, due 11/01/07(1),(3)	$265,000,000	$265,000,000

Bear Stearns Cos., Inc.
5.058%, due 11/01/07(1),(3)	400,000,000	400,000,000

Total US master notes (cost—$665,000,000)		665,000,000

Funding agreements—2.97%

Insurance-life—2.97%
Metropolitan Life Insurance Co. of CT
5.208%, due 11/01/07(1),(4)	150,000,000	150,000,000

New York Life Insurance Co.
5.198%, due 11/01/07(1),(4)	175,000,000	175,000,000

Total funding agreements (cost—$325,000,000)		325,000,000

Short-term corporate obligations—14.27%

Asset backed-securities—4.48%
Beta Finance, Inc.
4.870%, due 11/01/07(1),(5)	74,000,000	74,005,908

Cullinan Finance Corp.
4.820%, due 11/02/07(1),(5)	92,000,000	91,997,883

5.185%, due 01/10/08(1),(5)	45,000,000	44,999,137

5.320%, due 01/16/08(5)	76,000,000	76,000,000

K2 (USA) LLC
4.815%, due 11/02/07(1),(5)	50,000,000	49,999,107

5.346%, due 06/02/08(5)	63,000,000	62,998,579

5.568%, due 12/20/07(1),(5)	26,000,000	25,999,114

Links Finance LLC
5.085%, due 11/13/07(1),(5)	65,000,000	64,999,576

		490,999,304

Banking-non-US—6.64%
Bank of Ireland
5.008%, due 11/20/07(1),(5)	85,000,000	85,000,000

Bank of Scotland PLC
5.198%, due 11/01/07(1),(5)	85,000,000	85,000,000

BNP Paribas
5.330%, due 11/07/07(1)	112,000,000	112,000,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
Caja Ahorros Barcelona
5.151%, due 01/23/08(1),(5)	$100,000,000	$100,000,000

Commonwealth Bank of Australia
4.913%, due 11/26/07(1),(5)	81,000,000	81,000,000

National Australia Bank Ltd.
5.061%, due 11/15/07(1),(5)	77,000,000	77,000,000

Totta Ireland PLC
5.122%, due 11/07/07(1),(5)	88,000,000	88,000,000

Westpac Banking Corp.
5.102%, due 11/06/07(1),(5)	100,000,000	100,000,000

		728,000,000

Banking-US—0.91%
Bank of New York Co., Inc.
5.080%, due 11/13/07(1),(5)	100,000,000	100,000,000

Finance-captive automotive—2.24%
Toyota Motor Credit Corp.
4.570%, due 11/01/07(1)	50,000,000	50,003,498

5.070%, due 11/01/07(1)	95,000,000	95,000,000

5.213%, due 01/07/08(1)	100,000,000	100,005,851

		245,009,349

Total short-term corporate obligations (cost—$1,564,008,653)		1,564,008,653

Repurchase agreements—19.76%

Repurchase agreement dated 10/31/07 with
Barclays Bank PLC, 4.820%, due 11/01/07,
collateralized by $100,000,000 Federal Farm Credit Bank
obligations, 4.495% due 10/09/09 and $105,134,000
Federal National Mortgage Association obligations, zero
coupon to 5.250% due 04/16/08 to 03/24/15;
(value—$204,000,337); proceeds: $200,026,778	200,000,000	200,000,000

Repurchase agreement dated 10/31/07 with Citigroup
Financial Products, 5.190%, due 11/01/07, collateralized by
$426,011,392 various whole loan assets,
zero coupon to 11.037% due 07/11/08 to 12/31/46;
(value—$411,902,790); proceeds: $370,053,342	370,000,000	370,000,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with
Deutsche Bank Securities, Inc., 4.820%, due 11/01/07,
collateralized by $151,970,000 Federal Home Loan Bank
obligations, 3.430% to 5.500% due 02/27/09 to 08/15/16,
$171,004,000 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 5.375% due 11/09/07 to
08/13/08 and $182,500,000 Federal National Mortgage
Association obligations, 4.500% to 5.220% due 10/15/08
to 10/22/12; (value—$510,000,660);
proceeds: $500,066,944	$500,000,000	$500,000,000

Repurchase agreement dated 10/31/07 with Goldman
Sachs & Co., 5.188%, due 11/01/07, collateralized by
$441,614,313 various asset-backed securities, zero coupon
due 07/18/11 to 09/19/11; (value—$383,250,002);
proceeds: $365,052,601	365,000,000	365,000,000

Repurchase agreement dated 10/31/07 with Goldman
Sachs Mortgage Co., 5.138%, due 11/01/07, collateralized
by $109,457,737 various whole loan assets, zero coupon
due 01/01/08 to 08/06/09; (value—$108,150,000);
proceeds: $105,014,986	105,000,000	105,000,000

Repurchase agreement dated 10/31/07 with Lehman
Brothers Inc., 4.750%, due 11/01/07, collateralized by
$99,990,000 Federal Home Loan Mortgage Corp. obligations,
5.125% due 11/17/17; (value—$101,996,044);
proceeds: $100,013,194	100,000,000	100,000,000

Repurchase agreement dated 10/31/07 with Lehman
Commercial Paper, Inc., 5.188%, due 11/01/07,
collateralized by $533,091,218 various whole loan assets,
3.875% to 14.250% due 11/01/07 to 11/01/46;
(value—$551,292,639); proceeds: $525,075,658	525,000,000	525,000,000

Repurchase agreement dated 10/31/07 with State Street
Bank & Trust Co., 4.150%, due 11/01/07, collateralized
by $727,768 US Treasury Notes, 4.750% to 5.625%
due 05/15/08 to 01/31/12; (value—$756,297);
proceeds: $741,085	741,000	741,000

Total repurchase agreements (cost—$2,165,741,000)		2,165,741,000

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Number of
	shares	Value

Investments of cash collateral from securities loaned—0.00%

Money market funds(6)—0.00%

AIM Prime Portfolio, 4.842%	38	$38

UBS Private Money Market Fund LLC, 4.928%(7)	160	160

Total money market funds (cost—$198)		198

Total investments (cost—$11,030,087,724 which approximates
cost for federal income tax purposes)—100.66%		11,030,087,724

Liabilities in excess of other assets—(0.66)%		(72,241,980)

Net assets—100%		$10,957,845,744

(1)	Variable rate security. Maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2007, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	The securities detailed in the table below, which represent 6.07% of net assets, are considered liquid and restricted as of October 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date(8)	cost	assets	Value	assets

Banc of America
Securities LLC,
5.008%,11/01/07	10/31/07	$265,000,000	2.42%	$265,000,000	2.42%

Bear Stearns Cos., Inc.,
5.058%, 11/01/07	10/31/07	400,000,000	3.65	400,000,000	3.65

		$665,000,000	6.07%	$665,000,000	6.07%

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

(4)	The securities detailed in the table below, which represent 2.97% of net assets, are considered illiquid and restricted as of October 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date(8)	cost	assets	Value	assets

Metropolitan Life Insurance Co. of CT., 5.208%,11/01/07	10/01/07	$150,000,000	1.37%	$150,000,000	1.37%

New York Life Insurance Co., 5.198%, 11/01/07	10/01/07	175,000,000	1.60	175,000,000	1.60

		$325,000,000	2.97%	$325,000,000	2.97%

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.01% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Rates shown reflect yield at October 31, 2007.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the period ended October 31, 2007.

Net income
		Purchases	Sales		earned from
		during	during		affiliate for
		the period	the period		the period
Security	Value at	ended	ended	Value at	ended
description	08/28/07	10/31/07	10/31/07	10/31/07	10/31/07

UBS Private Money Market Fund LLC	$565,090	$33,827	$598,757	$160	$1

(8)	Acquisition dates represent most recent reset dates on variable rate securities.

Prime Master Fund

Statement of net assets—October 31, 2007 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments

United States	70.4%

Japan	5.4

France	4.9

United Kingdom	4.3

Australia	3.8

Belgium	2.3

Netherlands	1.8

Ireland	1.6

Denmark	1.3

Sweden	1.2

Spain	0.9

Finland	0.8

Germany	0.8

Switzerland	0.5

Total	100.0%

Weighted average maturity—38 days

See accompanying notes to financial statements

10

Treasury Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

US government obligations—21.84%

US Treasury Bills
2.300%, due 11/23/07(1),(2)	$30,000,000	$29,957,833

3.385%, due 11/15/07(1),(2)	60,000,000	59,921,017

3.890%, due 01/31/08(1)	100,000,000	99,016,695

3.920%, due 05/01/08(1)	120,000,000	117,621,563

3.945%, due 01/03/08(1),(2)	65,000,000	64,551,256

4.009%, due 01/10/08(1),(2)	45,000,000	44,649,169

4.010%, due 12/13/07(1),(2)	20,000,000	19,906,433

4.050%, due 01/31/08(1),(2)	50,000,000	49,488,125

4.051%, due 02/14/08(1),(2)	50,000,000	49,409,229

4.155%, due 03/20/08(1),(2)	25,000,000	24,596,042

Total US government obligations (cost—$559,117,362)		559,117,362

Repurchase agreements—86.62%

Repurchase agreement dated 10/31/07 with Banc of America Securities LLC, 4.520% due 11/01/07, collateralized by $135,773,000 US Treasury Bills, zero coupon due 01/17/08 and $218,521,000 US Treasury Notes, 4.625% to 5.125% due 02/29/08 to 07/31/09; (value—$357,000,979); proceeds: $350,043,944	350,000,000	350,000,000

Repurchase agreement dated 10/31/07 with Barclays Bank PLC, 4.550% due 11/01/07, collateralized by $235,974,000 US Treasury Bonds, 7.250% to 8.125% due 08/15/21 to 08/15/22; (value—$306,001,130); proceeds: $300,037,917	300,000,000	300,000,000

Repurchase agreement dated 10/31/07 with Bear Stearns & Co., Inc., 4.540% due 11/01/07, collateralized by $297,150,000 US Treasury Notes, 4.125% to 4.625% due 02/29/12 to 05/15/15; (value—$306,049,789); proceeds: $300,037,833	300,000,000	300,000,000

Repurchase agreement dated 10/31/07 with Deutsche Bank Securities, Inc., 4.550% due 11/01/07, collateralized by $121,276,000 US Treasury Bills, zero coupon due 04/17/08, $49,335,000 US Treasury Inflation Index Bonds, 3.625% due 04/15/28 and $23,291,000 US Treasury Notes, 3.375% due 12/15/08; (value—$221,341,006); proceeds: $217,027,426	217,000,000	217,000,000

Repurchase agreement dated 10/31/07 with Lehman Brothers, Inc., 4.520% due 11/01/07, collateralized by $348,389,000 US Treasury Notes, 4.375% to 4.875% due 11/15/08 to 01/31/09; (value—$356,869,668); proceeds: $350,043,944	350,000,000	350,000,000

11

Treasury Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/07 with Merrill Lynch & Co., 4.550% due 11/01/07, collateralized by $351,830,000 Federal Home Loan Bank obligations, 5.500% to 5.625% due 06/12/09 to 06/18/10; (value—$357,001,463); proceeds: $350,044,236	$350,000,000	$350,000,000

Repurchase agreement dated 10/31/07 with Morgan Stanley & Co., 4.520% due 11/01/07, collateralized by $919,105,000 US Treasury Bonds Principal Strips, zero coupon due 11/15/26 to 11/15/27; (value—$357,000,397); proceeds: $350,043,944	350,000,000	350,000,000

Repurchase agreement dated 10/31/07 with State Street Bank & Trust Co., 4.150% due 11/01/07, collateralized by $47,005 US Treasury Notes, 4.750% to 5.625% due 05/15/08 to 01/31/12; (value—$47,970); proceeds: $47,005	47,000	47,000

Total repurchase agreements (cost—$2,217,047,000)		2,217,047,000

Total investments (cost—$2,776,164,362 which approximates cost for federal income tax purposes)—108.46%		2,776,164,362

Liabilities in excess of other assets—(8.46)%		(216,531,072)

Net assets—100%		$2,559,633,290

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security was on loan at October 31, 2007.

Weighted average maturity—20 days

See accompanying notes to financial statements

12

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—93.50%

Alabama—0.45%
Health Care Authority for Baptist Health, Series A-2 (MBIA Insured), 3.240%, VRD	$5,800,000	$5,800,000

Alaska—0.65%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
Series A, 3.580%, VRD	6,225,000	6,225,000

Series B, 3.580%, VRD	2,200,000	2,200,000

		8,425,000

Arizona—2.81%
Apache County Industrial Development Authority Revenue (Tucson Electric Power), Series 83A, 3.330%, VRD	19,800,000	19,800,000

Phoenix Industrial Development Authority Student Housing Revenue (Morgan Stanley Floater Certificates, Series 2079) (AMBAC Insured), 3.510%, VRD(1),(2)	16,450,000	16,450,000

		36,250,000

Arkansas—0.68%
Little Rock Sewer Revenue (Wachovia Bank Merlots), Series D49 (FSA Insured), 3.340%, VRD(1),(2)	8,775,000	8,775,000

California—3.12%
California State Revenue Anticipation Notes, 4.000%, due 06/30/08	40,000,000	40,163,600

Colorado—2.64%
Aurora Certificates of Participation Refunding, Series A-2 (FGIC Insured), 3.430%, VRD	6,210,000	6,210,000

Colorado Springs Utilities Revenue Refunding (Sub Lien Improvement), Series A, 3.430%, VRD	8,125,000	8,125,000

Colorado State Board of Governors University Enterprise System Revenue (JP Morgan PUTTERs, Series 2117-Q), 3.500%, VRD(1),(2)	9,340,000	9,340,000

13

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado State Board of Governors University Enterprise System Revenue, Series A (Bank of America Austin Certificates, Series 2007-2026) (FGIC Insured), 3.500%, VRD(2)	$6,375,000	$6,375,000

Regional Transportation District Certificates of Participation Transit Vehicles, Series A (Bank of America Austin Certificates, Series 2007-144) (AMBAC Insured), 3.500%, VRD(1),(2)	3,955,000	3,955,000

		34,005,000

Delaware—0.55%
University of Delaware Revenue, 3.570%, VRD	2,200,000	2,200,000

Wilmington Revenue (Salesianum School Project), 3.460%, VRD	4,900,000	4,900,000

		7,100,000

District of Columbia—0.42%
District of Columbia Revenue (Multi-Modal), American University, 3.320%, VRD	5,350,000	5,350,000

Florida—6.88%
Broward County School Board Certificates of Participation, Series A (Bank of America Austin Certificates, Series 2007-129) (FGIC Insured), 3.500%, VRD(1),(2)	6,915,000	6,915,000

Cape Coral Water & Sewer Revenue (Bank of America Austin Certificates, Series 2007-2020) (AMBAC Insured), 3.500%, VRD(1),(2)	5,178,000	5,178,000

Florida Turnpike Authority Revenue (Citigroup ROCS, Series RR-II-R-11187) (MBIA Insured), 3.510%, VRD(1),(2)	9,955,000	9,955,000

Jacksonville Health Facilities Authority Hospital Revenue, Series C, 3.550%, VRD	3,450,000	3,450,000

Miami-Dade County Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-11263) (AMBAC Insured), 3.340%, VRD(1),(2)	10,245,000	10,245,000

14

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Miami-Dade County Educational Facilities Authority Revenue (Morgan Stanley Floater Certificates, Series 2055) (AMBAC Insured), 3.490%, VRD(1),(2)	$2,540,000	$2,540,000

Orange County School Board Certificates of Participation, Series B (FGIC Insured), 3.540%, VRD	7,700,000	7,700,000

Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project), 3.580%, VRD	28,850,000	28,850,000

Sunshine State Governmental Financing Commission Revenue (AMBAC Insured), 3.590%, VRD	400,000	400,000

Tampa Revenue (University of Tampa Project) (Bank of America Austin Certificates, Series 2007-1018) (CIFG Insured), 3.500%, VRD(1),(2)	5,000,000	5,000,000

Volusia County Health Facilities Authority Revenue (Hospital-Scott & White Volusia Health), Series A, 3.440%, VRD	2,170,000	2,170,000

West Palm Beach Community Redevelopment Agency (Citigroup ROCS, Series RR-II-R-11221) (FGIC Insured), 3.510%, VRD(1),(2)	6,300,000	6,300,000

		88,703,000

Georgia—5.35%
Atlanta Airport Passenger Facilities Charge Revenue (Morgan Stanley Floater Certificates, Series 2044) (FSA Insured), 3.500%, VRD(1),(2)	3,605,000	3,605,000

Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.), Series C (MBIA Insured), 3.580%, VRD	1,300,000	1,300,000

Cobb County Development Authority Revenue (Young Mens Christian Association), 3.500%, VRD	5,600,000	5,600,000

Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253) (FSA Insured), 3.630%, VRD(1),(2)	10,385,000	10,385,000

15

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Fulton County Development Authority Revenue (Metro Atlanta YMCA Project), 3.330%, VRD	$4,090,000	$4,090,000

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Project), Series A (MBIA Insured), 3.250%, VRD	14,350,000	14,350,000

Georgia (Morgan Stanley Floater Certificates, Series 1881), 3.490%, VRD(1),(2)	9,435,000	9,435,000

Georgia, Series E (Merrill Lynch P-Floats, Series PT-4345), 4.040%, VRD(1),(2)	5,000,000	5,000,000

Gwinnett County Hospital Authority Revenue Anticipation Certificates (Gwinnett Hospital System Project), Series C (FSA Insured), 3.240%, VRD	2,075,000	2,075,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11241) (FSA Insured), 3.510%, VRD(1),(2)	5,000,000	5,000,000

Municipal Electric Authority (Sub-General), Series C, 3.200%, VRD	8,100,000	8,100,000

		68,940,000

Hawaii—0.45%
Honolulu City & County Wastewater Systems Revenue (Citigroup Eagle Class A Certificates 20070120) (FGIC Insured), 3.500%, VRD(1),(2)	5,845,000	5,845,000

Idaho—1.09%
Idaho Health Facilities Authority Revenue (St. Lukes Medical Center) (FSA Insured), 3.590%, VRD	13,990,000	13,990,000

Illinois—8.24%
Berwyn, Series A (Bank of America Austin Certificates, Series 2007-2031) (FGIC Insured), 3.500%, VRD(2)	8,815,000	8,815,000

Chicago Board of Education (Dedicated Revenues), Series E-1 (CIFG Insured), 3.450%, VRD	9,600,000	9,600,000

Chicago Board of Education, Series C (FSA Insured), 3.430%, VRD	20,000,000	20,000,000

16

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Cook County (Citigroup ROCS, Series RR-II-R-11193) (MBIA Insured), 3.510%, VRD(1),(2)	$7,100,000	$7,100,000

Cook County School District No. 159 (JP Morgan PUTTERs, Series 2125) (FSA Insured), 3.500%, VRD(1),(2)	6,360,000	6,360,000

Illinois Certificates, 4.250%, due 11/09/07	10,000,000	10,001,067

Illinois Finance Authority Revenue (Northwestern University), Subseries B, 3.200%, VRD	9,800,000	9,800,000

Illinois Finance Authority Revenue (WBEZ Alliance, Inc. Project), 3.460%, VRD	10,000,000	10,000,000

Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B, 3.260%, VRD	9,800,000	9,800,000

Illinois, Series B, 3.240%, VRD	9,800,000	9,800,000

Springfield Electric Revenue (Citigroup Eagle Class A Certificates 20070156) (MBIA Insured), 3.500%, VRD(1),(2)	4,950,000	4,950,000

		106,226,067

Indiana—6.10%
Indiana Finance Authority Environmental Revenue Refunding (Ispat Inland, Inc.), 3.330%, VRD	11,780,000	11,780,000

Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS, Series RR-II-R-11233) (MBIA Insured), 3.520%, VRD(1),(2)	8,585,000	8,585,000

Indiana Municipal Power Agency Power Supply Systems Revenue (JP Morgan PUTTERs, Series 2203) (MBIA Insured), 3.520%, VRD(1),(2)	8,590,000	8,590,000

Indianapolis Local Public Improvement Bond Bank (JP Morgan PUTTERs, Series 2080) (MBIA Insured), 3.490%, VRD(1),(2)	5,320,000	5,320,000

17

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Indianapolis Local Public Improvement Bond Bank Notes, 4.000%, due 01/08/08	$4,100,000	$4,102,707

Indianapolis Local Public Improvement Bond Bank (Waterworks Project), Series G-2 (MBIA Insured), 3.450%, VRD	16,015,000	16,015,000

Monroe County Hospital Authority Hospital Revenue Refunding (MBIA Insured), 3.250%, due 11/07/07	3,700,000	3,700,000

Saint Joseph County Educational Facilities Revenue (University of Notre Dame Du Lac), 3.400%, VRD	13,900,000	13,900,000

South Madison Middle School Building Corp., (First Meeting) (Bank of America Austin Certificates, Series 2007-2012) (FGIC Insured), 3.500%, VRD(1),(2)	6,595,000	6,595,000

		78,587,707

Kansas—0.60%
Kansas Development Finance Authority Revenue (Sisters of Charity), Series C, 3.580%, VRD	2,700,000	2,700,000

Leawood Temporary Notes, Series 1, 4.000%, due 10/01/08	5,000,000	5,016,435

		7,716,435

Kentucky—2.02%
Christian County Association of Leasing Trust Lease Program, Series B, 3.580%, VRD	14,400,000	14,400,000

Kentucky Public Energy Authority Gas Supply Revenue, Series A, 3.580%, VRD	11,600,000	11,600,000

		26,000,000

Louisiana—1.00%
Louisiana Gas & Fuels Tax Revenue (Morgan Stanley Floater Certificates, Series 1590) (FGIC Insured), 3.500%, VRD(1),(2)	7,500,000	7,500,000

Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop LLC Project), Series A, 3.580%, VRD	5,350,000	5,350,000

		12,850,000

18

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—0.19%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured), 3.490%, VRD(1),(2)	$2,500,000	$2,500,000

Maryland—1.37%
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System), Series F (FGIC Insured), 3.400%, VRD	17,600,000	17,600,000

Massachusetts—0.58%
Massachusetts (Central Artery), Series B, 3.580%, VRD	7,500,000	7,500,000

Michigan—1.72%
Kalamazoo Hospital Finance Authority Hospital Facilities Revenue (Bronson Methodist Hospital) (FSA Insured), 3.240%, VRD	3,900,000	3,900,000

Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series B-2 (FGIC Insured), 3.240%, VRD	8,450,000	8,450,000

Michigan Hospital Finance Authority Revenue (Ascension Health Credit), Series B, 3.230%, VRD	9,800,000	9,800,000

		22,150,000

Minnesota—0.76%
Minneapolis & Saint Paul Metropolitan Airports Commission Airport Revenue (JP Morgan PUTTERs, Series 2021) (FGIC Insured), 3.490%, VRD(1),(2)	9,800,000	9,800,000

Mississippi—1.19%
Jackson County Port Facilities Revenue Refunding (Chevron USA, Inc. Project), 3.570%, VRD	15,400,000	15,400,000

Missouri—0.67%
Missouri Health & Educational Facilities Authority Revenue (St. Louis University), Series A (MBIA Insured), 3.570%, VRD	2,495,000	2,495,000

University of Missouri Revenue (System Facilities), Series A, 3.560%, VRD	6,200,000	6,200,000

		8,695,000

19

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Nebraska—1.45%
Lancaster County Hospital Authority No. 1 Revenue Refunding (Bryan Memorial Hospital Project) (MBIA Insured), 3.250%, VRD	$3,915,000	$3,915,000

Nebraska Public Power District Revenue (FSA Insured), 3.490%, VRD(1)	14,740,000	14,740,000

		18,655,000

Nevada—1.71%
Clark County Airport Revenue, Series A (ABN AMRO MuniTops Certificates Trust, Series 2005-56) (AMBAC Insured), 3.500%, VRD(1),(2)	9,995,000	9,995,000

Clark County Airport Revenue (Sub Lien), Series D-1 (FGIC Insured), 3.250%, VRD	8,020,000	8,020,000

Clark County Highway Improvement Revenue Refunding (Motor Vehicle Fuel Tax) (Merrill Lynch P-Floats, Series MT-491) (AMBAC Insured), 5.000%, VRD(1),(2)	4,000,000	4,000,000

		22,015,000

New Jersey—0.39%
New Jersey Tax and Revenue Anticipation Notes, 4.500%, due 06/24/08	5,000,000	5,027,657

New York—0.37%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup ROCS, Series RR-II-R-11264), 3.330%, VRD(1),(2)	4,800,000	4,800,000

North Carolina—7.32%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B, 3.550%, VRD	1,000,000	1,000,000

Craven County Certificates of Participation (Bank of America Austin Certificates, Series 2007-2019) (MBIA Insured), 3.500%, VRD(1),(2)	7,025,000	7,025,000

Mecklenburg County Certificates of Participation, 3.430%, VRD	28,900,000	28,900,000

Series A, 3.550%, VRD	6,700,000	6,700,000

20

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina (Citigroup ROCS, Series RR-II-R-11181), 3.510%, VRD(1),(2)	$4,500,000	$4,500,000

North Carolina (Public Improvement), Series G, 3.250%, VRD	3,900,000	3,900,000

North Carolina Capital Facilities Finance Agency Student Revenue (Housing Facilities-Wolfpack Club), Series A, 3.460%, VRD	4,440,000	4,440,000

University of North Carolina Hospital Chapel Hill Revenue, Series B, 3.580%, VRD	30,500,000	30,500,000

Wake County, Series B, 3.420%, VRD	7,400,000	7,400,000

		94,365,000

Ohio—4.52%
Mahoning County Housing Revenue (Youngstown State University Project), 3.430%, VRD	21,530,000	21,530,000

Ohio (Common Schools), Series D, 3.310%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue (University Hospitals) (Bank of America Austin Certificates, Series 2007-1010) (AMBAC Insured), 3.500%, VRD(1),(2)	6,665,000	6,665,000

Ohio Higher Educational Facilities Revenue (Case Western), Series A, 3.310%, VRD	10,000,000	10,000,000

		58,195,000

Oklahoma—1.51%
Oklahoma Turnpike Authority Revenue Refunding (Second Senior Revenue), Series E (XLCA Insured), 3.350%, VRD	19,295,000	19,295,000

Tulsa County Industrial Authority Revenue (First Meeting Montercau), Series A, 3.580%, VRD	180,000	180,000

		19,475,000

21

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—4.45%
Allegheny County Industrial Development Authority Revenue (United Jewish Federation), Series B, 3.460%, VRD	$3,775,000	$3,775,000

Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Nuclear), Series B, 3.270%, VRD	8,500,000	8,500,000

Delaware River Joint Toll Bridge Commission Revenue (Citigroup Eagle Class A Certificates 20070154) (MBIA Insured), 3.500%, VRD(1),(2)	3,795,000	3,795,000

Geisinger Authority Health Systems (Geisinger Health Systems), Series A, 3.540%, VRD	6,000,000	6,000,000

Series C, 3.500%, VRD	13,500,000	13,500,000

Pennsylvania Higher Educational Facilities Authority Revenue Refunding (Carnegie Mellon University) Series D, 3.500%, VRD	3,400,000	3,400,000

Pittsburgh & Allegheny County Passports & Exhibition Authority Commonwealth, Series A (FSA Insured), 3.470%, VRD	10,000,000	10,000,000

University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project), Series A, 3.300%, VRD	3,400,000	3,400,000

Series B, 3.400%, VRD	5,000,000	5,000,000

		57,370,000

South Carolina—1.09%
Richland County School District No. 001 (ABN AMRO MuniTops Certificates Trust, Series 2003-29) (FSA Insured), 3.500%, VRD(1),(2)	10,000,000	10,000,000

South Carolina Educational Facilities Authority for Private Nonprofit Institutions (Furman University), Series B, 3.550%, VRD	4,110,000	4,110,000

		14,110,000

Tennessee—1.33%
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 378) (MBIA Insured), 3.490%, VRD(1),(2)	12,750,000	12,750,000

Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 3.580%, VRD	4,400,000	4,400,000

		17,150,000

22

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—12.35%
Austin Water & Wastewater Systems Revenue (Morgan Stanley Floater Certificates, Series 1281) (AMBAC Insured), 3.500%, VRD(1),(2)	$7,500,000	$7,500,000

Bryan Independent School District (School Building) (ABN AMRO MuniTops Certificates Trust, Series 2007-20) (PSF-GTD), 3.500%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue (JP Morgan PUTTERs, Series 1800B) (AMBAC Insured), 3.490%, VRD(1),(2)	4,040,000	4,040,000

Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B, 3.580%, VRD	10,100,000	10,100,000

Harris County Health Facilities Development Corp. Special Facilities Revenue (Texas Medical Center Project), Series B (FSA Insured), 3.580%, VRD	3,900,000	3,900,000

Harris County Refunding, Series C (Merrill Lynch P-Floats, Series PT-4347) (FSA Insured), 4.030%, VRD(1),(2)	6,480,000	6,480,000

Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A, 3.320%, VRD	17,105,000	17,105,000

Houston Utility Systems Revenue (Citigroup ROCS), Series RR-II-R-10282 (FSA Insured), 3.510%, VRD(1),(2)	4,950,000	4,950,000

Series RR-II-R-11176 (FGIC Insured), 3.510%, VRD(1),(2)	6,365,000	6,365,000

Joshua Independent School District Refunding (Building) (Bank of America Austin Certificates, Series 2007) (PSF-GTD), 3.490%, VRD(1),(2)	8,483,000	8,483,000

Lampasas Independent School District (School Building) (Bank of America Austin Certificates, Series 2008) (PSF-GTD), 3.490%, VRD(1),(2)	6,384,000	6,384,000

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (Exxon Mobil Project), Series A-2, 3.510%, VRD	3,125,000	3,125,000

23

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Lubbock Cooper Independent School District (JP Morgan PUTTERs, Series 1432) (PSF-GTD), 3.500%, VRD(1),(2)	$5,980,000	$5,980,000

Manor Independent School District (Citigroup ROCS, Series RR-II-R-11178) (PSF-GTD), 3.510%, VRD(1),(2)	4,920,000	4,920,000

Matagorda County Navigation District No. 1 Pollution Control Revenue (Morgan Stanley Floater Certificates, Series 1672) (AMBAC Insured), 3.500%, VRD(1),(2)	3,650,000	3,650,000

Northwest Independent School District (Citigroup ROCS, Series RR-II-R-11220) (PSF-GTD), 3.510%, VRD(1),(2)	3,600,000	3,600,000

Nueces River Authority Water Supply Revenue (Merrill Lynch P-Floats, Series PT-2823) (FSA Insured), 3.580%, VRD(1),(2)	6,165,000	6,165,000

Odessa (JP Morgan PUTTERs, Series 2217) (MBIA Insured), 3.490%, VRD(2)	13,550,000	13,550,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project), 3.570%, VRD	13,040,000	13,040,000

Texas (Citigroup ROCS, Series RR-II-R-11184), 3.510%, VRD(1),(2)	6,215,000	6,215,000

Texas Water Development Board Revenue Refunding (State Revolving-Sub Lien), Series A, 3.570%, VRD	286,000	286,000

White Settlement Independent School District Refunding (School Building) (Bank of America Austin Certificates, Series 2002) (PSF-GTD), 3.490%, VRD(1),(2)	6,633,000	6,633,000

Williamson County (JP Morgan PUTTERs, Series 2190) (AMBAC Insured), 3.520%, VRD(1),(2)	6,760,000	6,760,000

		159,236,000

Utah—2.95%
Intermountain Power Agency Power Supply Revenue Refunding, Series A (MBIA Insured), 6.000%, due 07/01/08	4,200,000	4,268,881

Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 3.470%, VRD	24,600,000	24,600,000

24

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Utah—(concluded)
Weber County Hospital Revenue (IHC Health Services), Series C, 3.580%, VRD	$9,150,000	$9,150,000

		38,018,881

Vermont—0.75%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series A, 3.580%, VRD	9,605,000	9,605,000

Virginia—0.22%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series E, 3.540%, VRD	2,800,000	2,800,000

Washington—3.56%
Eclipse Funding Trust (Solar Eclipse, Series 2007-0106) (MBIA-IBC Insured), 3.490%, VRD(1)	13,600,000	13,600,000

King County Sewer Revenue (Junior Lien), Series A, 3.320%, VRD	20,280,000	20,280,000

Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D (FSA Insured), 3.590%, VRD	3,050,000	3,050,000

Washington Higher Education Facilities Authority Revenue (Seattle University Project) (Bank of America Austin Certificates, Series 2007-2011) (AMBAC Insured), 3.500%, VRD(1),(2)	5,265,000	5,265,000

Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma Pierce County Project), 3.250%, VRD	3,700,000	3,700,000

		45,895,000

Total municipal bonds and notes (cost—$1,205,089,347)		1,205,089,347

Tax-exempt commercial paper—11.09%

Georgia—1.38%
Burke County Development Authority Revenue (Oglethorpe Power Corp.), 3.520%, due 02/07/08	5,000,000	5,000,000

3.580%, due 11/16/07	6,750,000	6,750,000

25

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Georgia—(concluded)
Emory University, Private Colleges and University Authority,
3.550%, due 12/20/07	$6,000,000	$6,000,000

		17,750,000

Illinois—1.06%
Illinois Educational Facilities Authority Revenue,
3.520%, due 02/07/08	6,000,000	6,000,000

3.670%, due 11/05/07	7,700,000	7,700,000

		13,700,000

Massachusetts—0.93%
Massachusetts Water Authority,
3.550%, due 11/01/07	12,000,000	12,000,000

New York—1.55%
New York City Municipal Water Finance Authority,
3.530%, due 12/20/07	10,000,000	10,000,000

Series 5B, 3.530%, due 12/20/07	10,000,000	10,000,000

		20,000,000

Tennessee—1.91%
Tennessee State School Bond Authority,
3.500%, due 11/20/07	10,000,000	10,000,000

3.500%, due 12/06/07	12,000,000	12,000,000

3.580%, due 12/06/07	2,623,000	2,623,000

		24,623,000

Texas—4.26%
City of Houston,
3.570%, due 12/03/07	7,150,000	7,150,000

3.740%, due 11/13/07	5,000,000	5,000,000

Harris County Toll Road,
3.450%, due 01/10/08	10,000,000	10,000,000

Metro Transit Authority Harris County,
3.350%, due 12/05/07	10,000,000	10,000,000

San Antonio Electric and Gas, Series A,
3.500%, due 11/19/07	8,550,000	8,550,000

3.600%, due 11/07/07	6,200,000	6,200,000

26

Tax-Free Master Fund

Statement of net assets—October 31, 2007 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
University of Texas,
3.830%, due 11/14/07	$8,000,000	$8,000,000

		54,900,000

Total tax-exempt commercial paper (cost—$142,973,000)		142,973,000

Total investments (cost—$1,348,062,347 which approximates cost for federal income tax purposes)—104.59%		1,348,062,347

Liabilities in excess of other assets—(4.59)%		(59,148,870)

Net assets—100.00%		$1,288,913,477

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 29.99% of net assets as of October 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
AMBAC	American Municipal Bond Assurance Corporation
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
IBC	Insured Bond Certificate
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2007 and reset periodically.
XLCA	XL Capital Assurance

Weighted average maturity—18 days

See accompanying notes to financial statements

27

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 to October 31, 2007 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund commenced operations on August 28, 2007, therefore “Actual” expenses paid during the period reflect activity from August 28, 2007 through October 31, 2007.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the

28

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund commenced operations on August 28, 2007, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that each Master Fund’s expense ratio in effect during its initial period (August 28, 2007, through October 31, 2007) also would have been in effect during the period from May 1, 2007 to October 31, 2007.

29

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund(1)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period	Expense ratio during period

Actual	$1,000.00	$1,009.50	$0.18	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund(1)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period	Expense ratio during period

Actual	$1,000.00	$1,008.30	$0.18	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Tax-Free Master Fund(1)
	Beginning account value	Ending account value October 31, 2007	Expenses paid during period	Expense ratio during period

Actual	$1,000.00	$1,006.60	$0.00	0.00%

Hypothetical (5% annual return before expenses)	1,000.00	1,025.14	0.00	0.00

(1)	The Master Fund commenced operations on August 28, 2007. Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 65 divided by 366 (to reflect actual days in the period for the actual example) and multiplied by 184 divided by 366 (to reflect the one-half year period for the hypothetical example).

30

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	38 days

Net assets (bln)	$11.0

Portfolio composition(2)	10/31/07

Commercial paper	33.7%

Repurchase agreements	19.7

Certificates of deposit	14.4

Short-term corporate obligations	14.3

US master notes	6.1

US government and agency obligations	5.9

Funding agreements	3.0

Time deposits	2.0

Bank notes	1.6

Money market funds	0.0 (3)

Other assets less liabilities	(0.7)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of the Master Fund’s net assets as of October 31, 2007.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

31

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	20 days

Net assets (bln)	$2.6

Portfolio composition(2)	10/31/07

Repurchase agreements	86.6%

US government obligations	21.8

Other assets less liabilities	(8.4)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

32

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/07

Weighted average maturity(1)	18 days

Net assets (bln)	$1.3

Portfolio composition(2)	10/31/07

Municipal bonds and notes	93.5%

Tax-exempt commercial paper	11.1

Other assets less liabilities	(4.6)

Total	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

33

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Prime Master Fund
Investment income:
Interest	$96,716,375

Expenses:
Investment advisory and administration fees	1,788,819

Trustees’ fees	34,352

Net expenses	1,823,171

Net investment income/net increase in
net assets resulting from operations	$94,893,204

Treasury Master Fund
Investment income:
Interest	$21,827,329

Securities lending income	4,792

21,832,121

Expenses:
Investment advisory and administration fees	460,737

Trustees’ fees	8,834

Net expenses	469,571

Net investment income/net increase in
net assets resulting from operations	$21,362,550

Tax-Free Master Fund
Investment income:
Interest	$5,122,503

Expenses:
Investment advisory and administration fees	138,011

Trustees’ fees	2,055

140,066

Less: Expense waiver by advisor	(140,066)

Net expenses	—

Net investment income	5,122,503

Net realized gain from investment activities	7,376

Net increase in net assets resulting from operations	$5,129,879

(1)	Commencement of operations.

See accompanying notes to financial statements

34

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
For the period
August 28, 2007(1) to
October 31, 2007
(unaudited)

Prime Master Fund

From operations:
Net investment income/net increase in net assets resulting
from operations	$94,893,204

Net increase in net assets from beneficial interest transactions	10,862,952,540

Net increase in net assets	10,957,845,744

Net assets:
Beginning of period	—

End of period	$10,957,845,744

Treasury Master Fund

From operations:
Net investment income/net increase in net assets resulting
from operations	$21,362,550

Net increase in net assets from beneficial interest transactions	2,538,270,740

Net increase in net assets	2,559,633,290

Net assets:
Beginning of period	—

End of period	$2,559,633,290

Tax-Free Master Fund

From operations:
Net investment income	$5,122,503

Net realized gain from investment activities	7,376

Net increase in net assets resulting from operations	5,129,879

Net increase in net assets from beneficial interest transactions	1,283,783,598

Net increase in net assets	1,288,913,477

Net assets:
Beginning of period	—

End of period	$1,288,913,477

(1)	Commencement of operations.

See accompanying notes to financial statements

35

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the period
	August 28, 2007(1) to
	October 31, 2007
	(unaudited)

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,957,846

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	5.45	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,559,633

Expenses to average net assets	0.10	%(2)

Net investment income to average net assets	4.55	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,288,913

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)

Net investment income to average net assets	3.68	%(2)

(1)	Commencement of operations.
(2)	Annualized.

See accompanying notes to financial statements

36

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

37

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent,

38

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2007, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $901,716, $221,956 and $140,066, respectively, for investment advisory and administration fees.

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is

39

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through February 29, 2008. At October 31, 2007, UBS Global AM owed Tax-Free Master Fund $140,066 for fee waivers. For the period ended October 31, 2007, UBS Global AM voluntarily waived $140,066.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2007, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$6,406,013,156

Treasury Master Fund	28,303,000,000

Tax-Free Master Fund	407,071,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured

40

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC is the Master Funds’ lending agent. For the period ended October 31, 2007, UBS Securities LLC earned $2,940 and $21,566, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2007, Prime Master Fund and Treasury Master Fund owed UBS Securities LLC $49 and $8,862, respectively, in compensation for services as its lending agent. Tax-Free Master Fund did not loan any securities during the period ended October 31, 2007.

At October 31, 2007, Treasury Master Fund had securities on loan having a market value of $342,573,980. Treasury Master Fund’s custodian held US government securities having an aggregate value of $345,925,846 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$66,540	US Treasury Bond	08/15/17	8.875%	$90,430,437

303,810	US Treasury Principal Strip	11/15/27	0.000	115,113,609

58,550	US Treasury Principal Strip	08/15/25	6.875	25,059,400

228,000	US Treasury Principal Strip	11/15/21	0.000	115,322,400

41

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Other liabilities
At October 31, 2007, the Master Funds had the following liabilities outstanding*:

	Payable for	Payable for cash
	investments	collateral from
	purchased	securities loaned

Prime Master Fund	$107,000,000	$198

Treasury Master Fund	216,638,258	—

Tax-Free Master Fund	64,813,600	—

*	Excludes investment advisory and administrative fees and securities lending fee payable.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

For the
period ended
Prime Master Fund	October 31, 2007*

Contributions	$14,854,297,611

Withdrawals	(3,991,345,071)

Net increase in beneficial interest	$10,862,952,540

42

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

For the
period ended
Treasury Master Fund	October 31, 2007*

Contributions	$3,740,464,532

Withdrawals	(1,202,193,792)

Net increase in beneficial interest	$2,538,270,740

For the
period ended
Tax-Free Master Fund	October 31, 2007*

Contributions	$1,728,651,398

Withdrawals	(444,867,800)

Net increase in beneficial interest	$1,283,783,598

*	The Master Fund commenced operations on August 28, 2007.

43

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

44

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

At a meeting of the board of Master Trust on May 9, 2007, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Agreement between UBS Global AM and Master Trust with respect to, Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”), each a series of Master Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the conversion of existing funds (i.e., UBS Select Prime Institutional Fund, f/k/a UBS Select Money Market Fund; and UBS Select Treasury Institutional Fund, f/k/a UBS Select Treasury Fund) and (2) the organization of several new feeder funds (each a “Feeder Fund” and together the “Feeder Funds”). The board received and considered a variety of information with respect to the proposed Management Agreement, including UBS Global AM’s reasons for proposing the establishment of a master-feeder structure. The board recognized that the advisory and administrative services to be provided to each Master Fund (and the administrative and distribution services to be provided to each Feeder Fund) would be substantially similar to the services provided to other UBS money market funds overseen by the board and with which the board was familiar. In considering the approval of the Management Agreement, the board was able to draw on its knowledge of UBS Global AM, the UBS fund complex overseen by the board and the advisory agreements for other UBS money market funds overseen by the board, including the extensive materials it had reviewed at its last annual contract renewal meeting for the UBS funds in July 2006, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory agreements.

In its consideration of the approval of the Management Agreement, the board considered the following factors:

Nature, extent and quality of the services under the management agreement—The board recognized that although each Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS money market funds and that the service providers

45

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

(including UBS Global AM as investment advisor) for the Master Funds would be the same as (or similar to) those for certain other UBS money market funds and that the services to be provided to each Master Fund and, through a separate administration agreement, each Feeder Fund, would be substantially similar to those provided to those other UBS money market funds. The board considered the nature, extent and quality of advisory, administrative, distribution, and shareholder services generally provided by UBS Global AM and its affiliates to the UBS Funds and their shareholders and expected to be provided to the Master Funds and the Feeder Funds and their shareholders.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services that are expected to be provided to each Master Fund under the Management Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fees (the “Contractual Management Fees”) payable by each Master Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS Global AM. The board also reviewed a peer group analysis prepared by management utilizing figures from iMoneyNet comparing the proposed Contractual Management Fee and anticipated net expense ratio for various Feeder Funds to the management fees and net expense ratios for a selected group of institutional “prime” money market funds, institutional treasury money market funds, and institutional municipal money market funds, respectively. The board also noted that the combined effect of the fees at the master and feeder levels would result in the same level of fees being applicable to the existing funds that would be converting to the new structure. UBS Global AM also noted that the Contractual Management Fees reflected the introduction of breakpoints at higher asset levels so that if the new structure were successful in raising sufficient assets, each of the Feeder Funds, including the existing two funds, could potentially benefit from a fee decrease.

Taking all of the above into consideration, the board determined that the proposed management fees were reasonable in light of the nature, extent and quality of the services proposed to be provided to each Master Fund under the Management Agreement.

46

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

Fund performance—Past performance was not a factor considered by the board, as the Master Funds and most of the Feeder Funds would be new funds.

Advisor profitability—As the Master Funds and most of the Feeder Funds would be new funds, the board did not consider the profitability of UBS Global AM or its affiliates. Management noted that the combined impact of the master-feeder level fees would result in annual fund operating expenses no higher than those of the existing funds to be transitioned to the new structure.

Economies of scale—The board noted management’s explanation that, in connection with the organization of other UBS funds which would be feeder funds of the Master Funds and the conversion of certain UBS money market funds to feeder funds of the Master Funds, it anticipated that as the Master Funds grew in scale there could be potential economies of scale which might be passed to shareholders of the corresponding Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although each Master Fund’s Contractual Management Fee contained some breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

47

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management agreement (unaudited)

In light of all of the foregoing, the board approved the Management Agreement.

In making its decision, the board identified no single factor as being determinative in approving the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 4, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 4, 2008